Condensed Financial Information of the Parent Company (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,676,191)	$ (3,537,126)	$ (996,825)
Adjustments to reconcile net loss to cash used in operating activities:
Other receivables	(895,219)	47,043	(208,266)
Amortization of stock compensation expenses for services	1,760,000	758,750	488,334
Changes in operating assets and liabilities:
Prepaid costs and expenses	5,392,359	(1,872,945)	(1,184,885)
Other payables and accrued liabilities	89,631	2,287	238,913
Net cash used in operating activities	(1,347,482)	(5,050,076)	(1,908,739)
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposits for property and equipment	(806,167)	(2,580,632)
Net cash used in investing activities	(916,167)	(3,333,726)	(31,214)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities		5,944,147	(389,635)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	630,650	2,934,425	5,456,778	$ 7,378,920
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	630,650	2,934,425	5,456,778	7,378,920
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	30,650	2,334,425	5,456,778
Restricted cash	600,000	600,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	630,650	2,934,425	5,456,778	7,378,920
NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Issuance of ordinary shares to consultants and service providers for IPO services		2,382,763
Issuance of ordinary shares to service providers and consulting services	1,760,000	238,680	4,030,000
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(9,470,250)	(3,425,981)	(942,368)
Adjustments to reconcile net loss to cash used in operating activities:
Equity loss of subsidiary	4,017,220	1,534,768	454,034
Other receivables	(29,606)
Amortization of stock compensation expenses for services	1,760,000	758,750	488,334
Changes in operating assets and liabilities:
Prepaid costs and expenses	3,153,788	(2,370,872)
Other payables and accrued liabilities	426,567
Inter-company		187,587
Net cash used in operating activities	(142,281)	(3,315,748)
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposits for property and equipment	(110,000)
Capital contribution to affiliated entity		(1,760,000)
Net cash used in investing activities	(110,000)	(1,760,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Registered capital		18,992
APIC		5,925,155
Net cash provided by financing activities		5,944,147
CHANGES IN CASH AND RESTRICTED CASH	(252,281)	868,399
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	616,118	868,399
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	616,118	868,399
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	16,118	268,399
Restricted cash	600,000	600,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	616,118	868,399
NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Issuance of ordinary shares to consultants and service providers for IPO services			2,000,000
Issuance of ordinary shares to service providers and consulting services	$ 1,760,000	$ 238,680	$ 2,030,000